Restructuring and Other Charges - Summary of Restructuring and Other Charges and Balance of Restructuring Liability Included in Accrued Employee Compensation (Details) - IKENA ONCOLOGY INC - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Accured balance, Beginning	$ 198
Expense	309	$ 683	$ 1,744	$ 3,265	$ 4,419	$ 0
Payments	(167)		(1,228)		(3,414)
Non-cash			(176)		(1,005)
Accrued balance, Ending	340		340
Employee Related Payments
Restructuring Cost and Reserve [Line Items]
Accured balance, Beginning	198
Expense	309		1,568		3,414
Payments	(167)		(1,228)		(3,414)
Accrued balance, Ending	$ 340		340
Non-cash Compensation
Restructuring Cost and Reserve [Line Items]
Expense			176		263
Non-cash			$ (176)		(263)
Asset Impairments
Restructuring Cost and Reserve [Line Items]
Expense					742
Non-cash					$ (742)